Selling Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of Selling Expenses [Line Items]
Selling Expenses

26.  Selling expenses

This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Transportation services	14,138	12,242	14,585
Canons and tributes	2,820	2,118	2,631
Shipping services and expenses	2,252	2,519	5,637
Personnel expenses	595	520	637
Other	1,022	1,134	823
	20,827	18,533	24,313

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Selling Expenses [Line Items]
Selling Expenses	22. Selling expenses This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Selling expenses	1,149	1,412	1,719
Other	1,216	510	3

	2,365	1,922	1,722

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Selling Expenses [Line Items]
Selling Expenses

16.  Selling Expenses

This item is made up of as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	US$(000)	US$(000)	US$(000)

Copper concentrate freight	100,475	89,241	98,933
Commissions	5,009	4,935	5,588
Cathode freight	1,960	2,019	1,890
Other	2,442	1,485	3,072

	109,886	97,680	109,483